Fees (Details)	12 Months Ended
Dec. 31, 2015
Annual Rate [Member] | RPM [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.75%
Annual Rate [Member] | Managing Owner [Member] | Effective October 22_ 2013 [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.50%
Monthly Rate [Member] | RPM [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.0625%
Quarterly Rate [Member] | RPM [Member] | Class C and D Units [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	10.00%
Minimum [Member] | Annual Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.50%
Minimum [Member] | Monthly Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.042%
Minimum [Member] | Quarterly Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Advisors Incentive Fee as a Percentage of New Trading Profit	15.00%
Maximum [Member] | Annual Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	1.00%
Maximum [Member] | Monthly Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.083%
Maximum [Member] | Quarterly Rate [Member] | Trading Advisor [Member]
Fees (Details) [Line Items]
Advisors Incentive Fee as a Percentage of New Trading Profit	20.00%